UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22260

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300
Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President
RMR Asia Pacific Real Estate Fund
Two Newton Place, 255 Washington Street, Suite 300
Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Jennifer La Belle
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

RMR ASIA PACIFIC REAL ESTATE FUND

Portfolio of Investments  —  March 31, 2011 (unaudited)

Company	Shares	Value

COMMON STOCKS — 93.1%

AUSTRALIA — 14.7%

DIVERSIFIED — 8.4%
Charter Hall Group *	741,755	$1,879,723
Folkestone Ltd (a)	6,250,000	808,086
Stockland *	900,000	3,453,694
		6,141,503

OFFICE — 4.0%
Goodman Group *	4,210,000	2,982,910

RETAIL — 2.3%
Charter Hall Retail REIT *	522,347	1,685,703

Total Australia (Cost $9,619,764)		10,810,116

CHINA — 5.8%

DIVERSIFIED — 5.8%
China Resources Land, Ltd.	717,000	1,342,091
Evergrande Real Estate Group, Ltd.	1,640,000	902,379
Shimao Property Holdings, Ltd.	1,441,500	2,034,784
		4,279,254

Total China (Cost $4,600,406)		4,279,254

HONG KONG — 40.0%

DIVERSIFIED — 25.8%
Champion Real Estate Investment Trust *	4,093,000	2,383,643
Great Eagle Holdings, Ltd.	665,000	2,227,054
Hongkong Land Holdings, Ltd.	762,000	5,334,000
Hysan Development Co., Ltd.	850,000	3,496,796
Kerry Properties, Ltd.	514,000	2,577,087
New World Development Co., Ltd.	17,262	30,536
Poly (Hong Kong) Investments, Ltd.	1,350,000	1,266,946
Sino Land Co., Ltd	930,000	1,657,095
		18,973,157

HOSPITALITY — 14.2%
Sun Hung Kai Properties, Ltd.	656,000	10,390,008

Total Hong Kong (Cost $27,789,450)		29,363,165

JAPAN — 21.8%

DIVERSIFIED — 20.3%
Mitsubishi Estate Co., Ltd.	343,500	5,810,345
Mitsui Fudosan Co., Ltd.	328,000	5,414,090
Sumitomo Realty & Development Co., Ltd.	184,000	3,680,885
		14,905,320

SHOPPING CENTER — 1.5%
Aeon Mall Co., Ltd.	49,700	1,067,134

Total Japan (Cost $16,729,788)		15,972,454

Company	Shares	Value

COMMON STOCKS — CONTINUED

SINGAPORE — 10.8%

DIVERSIFIED — 8.7%
Capitacommercial Trust *	2,550,000	$2,811,979
CapitaLand, Ltd. *	1,289,000	3,374,613
Singapore Land, Ltd.	39,000	215,653
		6,402,245
OFFICE — 2.1%
K-REIT Asia *	1,465,000	1,499,286

Total Singapore (Cost $7,807,004)		7,901,531

Total Common Stocks (Cost $66,546,412)		68,326,520

P-NOTES (b) — 1.0%

INDIA — 1.0%
DLF, Ltd., Macquarie Bank, Ltd., expiring 6/26/12 (c)	64,500	388,290
Unitech, Ltd., Macquarie Bank, Ltd., expiring 5/29/13 (c)	348,000	316,680

Total P-Notes (Cost $1,042,953)		704,970

WARRANTS — 0.0%

HONG KONG — 0.0%
Henderson Land Development Co., Ltd., expiring 6/1/11 (c) (Cost $0)	95,000	5,740

SHORT-TERM INVESTMENTS — 2.7%

MONEY MARKET FUNDS — 2.7%
Dreyfus Cash Management Fund, Institutional Shares, 0.11% (d) (Cost $1,975,001)	1,975,001	1,975,001

Total Investments — 96.8% (Cost $69,564,366)		71,012,231

Other assets less liabilities — 3.2%		2,356,866
Net Assets — 100%		$73,369,097

Notes to Portfolio of Investments

*	The company is organized as a real estate investment trust as defined by the laws of its country of domicile.

(a)	As of March 31, 2011, this security had discontinued paying distributions.

See notes to portfolio of investments.

(b)

P-Notes are participation interest notes that are issued by banks or broker dealers and are designed to offer a return linked to particular underlying equity or debt securities, currencies or equity markets.  When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying securities, currencies or markets that they seek to replicate. There is additional counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.  As a result, there can be no assurance that the trading price of P-Notes will equal the underlying value of the securities or markets that they seek to replicate.

(c)	As of March 31, 2011, this security had not paid a distribution.

(d)	Rate reflects 7 day yield as of March 31, 2011.

Notes to Financial Statement

March 31, 2011 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Asia Pacific Real Estate Fund or the Fund, or RAP, are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day.  Some foreign markets close before the close of customary trading sessions on the NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that RAP determines could affect the value of the foreign securities RAP owns or cause their earlier trading prices to be unreliable as a basis for determining value.  If these events are expected to materially affect RAP’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the RAP’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates market value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions we believe that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the types of inputs used as of March 31, 2011, in valuing RAP’s investments:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia
Diversified	$6,141,503	$—	$—	$6,141,503
Office	2,982,910	—	—	2,982,910
Retail	1,685,703	—	—	1,685,703
Total Australia	10,810,116	—	—	10,810,116
China
Diversified	4,279,254	—	—	4,279,254
Total China	4,279,254	—	—	4,279,254
Hong Kong
Diversified	18,973,157	—	—	18,973,157
Hospitality	10,390,008	—	—	10,390,008
Total Hong Kong	29,363,165	—	—	29,363,165

Notes to Financial Statement - continued

March 31, 2011 (unaudited)

Japan
Diversified	$14,905,320	$—	$—	$14,905,320
Shopping Center	1,067,134	—	—	1,067,134
Total Japan	15,972,454	—	—	15,972,454
Singapore
Diversified	6,402,245	—	—	6,402,245
Office	1,499,286	—	—	1,499,286
Total Singapore	7,901,531	—	—	7,901,531
Total Common Stocks	68,326,520	—	—	68,326,520
P-Notes
India	704,970	—	—	704,970
Total P-Notes	704,970	—	—	704,970
Warrants
Hong Kong	5,740	—	—	5,740
Short-Term Investments
Money Market Funds	1,975,001	—	—	1,975,001
Total Investments	$71,012,231	$	$—	$71,012,231

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates significantly from the previous day close, RAP believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of these securities at the time the U.S. market closes and RAP fair values its investment securities. In such circumstances, RAP reports holdings in its foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value.  RAP did not use this model to fair value its foreign investment securities at March 31, 2011 because the Index did not significantly fluctuate from the previous day close.

There were no investments in securities characterized as Level 3 as of December 31, 2010 or March 31, 2011 for RAP.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of March 31, 2011, were as follows:

Cost	$72,547,882
Gross unrealized appreciation	$1,302,186
Gross unrealized depreciation	(2,837,837)
Net unrealized appreciation	$(1,535,651)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2011

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2011